Document and Entity Information	Jun. 22, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2020
Entity Registrant Name	TAUBMAN CENTERS, INC.
Entity Incorporation, State or Country Code	MI
Entity File Number	1-11530
Entity Tax Identification Number	38-2033632
Entity Address, Address Line One	200 East Long Lake Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bloomfield Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48304-2324
City Area Code	248
Local Phone Number	258-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000890319
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	TCO
Security Exchange Name	NYSE
6.5% Series J Cumulative Redeemable Preferred Stock, No Par Value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.5% Series J Cumulative Redeemable Preferred Stock, No Par Value
Trading Symbol	TCO PR J
Security Exchange Name	NYSE
6.25% Series K Cumulative Redeemable Preferred Stock, No Par Value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.25% Series K Cumulative Redeemable Preferred Stock, No Par Value
Trading Symbol	TCO PR K
Security Exchange Name	NYSE